UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment                 [   ]; Amendment Number:
This Amendment (Check only one.):       [   ]  is a restatement
                                        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
         --------------------------------------------------
Address            711 Fifth Avenue
         --------------------------------------------------
                   New York, New York 10022
         --------------------------------------------------

Form 13F File Number:      28-4174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Howard M. Felson
         ----------------------------------------
Title:        Vice President
         ----------------------------------------
Phone:        (212) 832-8000
         ----------------------------------------
Signature, Place, and Date of Signing:

 /s/ HOWARD FELSON        New York, New York        August 11, 2006
-------------------    ---------------------      ---------------------------
[Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager Form 13F:

File Number             NAME
28-11378                Allen Investment Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                    1

Form 13F Information Table Entry Total:                               35

Form 13F Information Table Value Total:                        $305,958,891
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
No.       Number            Name
----    ------------    -----------------------------
1.      28-3765          Allen & Company Incorporated


     Explanatory Note: Allen Holding Inc. ("AHI") hereby advises that Allen Investment Management LLC ("Allen Investment") and AHI may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which Allen Investment exercises direct control. Allen Investment is separately filing a Form 13F which includes the 13(f) securities for which it may be deemed to share investment discretion with AHI. This statement shall not be deemed an admission that AHI and Allen Investment share beneficial ownership of reported securities for other purposes, including Section 13(d) of the Act.

           ITEM 1              ITEM 2          ITEM 3          ITEM 4         ITEM 5

                                                              TOTAL
       NAME OF ISSUER         CLASS         CUSIP NUMBER      VALUE        POSITION

BERKSHIRE HATHAWAY INC DEL    CL A           084670108     27,497,700          300
CARDICA INC                   COM            14141R101      1,772,955      224,141
CBS CORP NEW                  CL B           124857202        383,163       14,165
CENTENE CORP DEL              COM            15135B101      1,891,341       80,380
COCA COLA CO                  COM            191216100    122,517,518    2,847,920
CONVERA CORP                  CL A           211919105      1,165,248      173,400
CONVERA CORP                  CL A           211919105      3,360,000      500,000
CONVERA CORP                  CL A           211919105     21,355,125    3,177,846
CONVERA CORP                  CL A           211919105        322,560       48,000
CONVERA CORP                  CL A           211919105      9,979,200    1,485,000
CONVERA CORP                  CL A           211919105        672,000      100,000
CONVERA CORP                  CL A           211919105        201,600       30,000
CONVERA CORP                  CL A           211919105        448,002       66,667
CONVERA CORP                  CL A           211919105     42,417,157    6,312,077
ELECTRO OPTICAL SCIENCES INC  COM            285192100        967,448      125,806
ELECTRO OPTICAL SCIENCES INC  COM            285192100        447,366       58,175
EXPEDIA INC DEL               COM            30212P105     24,100,637    1,607,781
EXPEDIA INC DEL               COM            30212P105      1,280,506       85,424
EXPEDIA INC DEL               COM            30212P105      2,023,650      135,000
EXPEDIA INC DEL               COM            30212P105        258,113       17,219
HOUSEVALUES INC               COM            44183Y102        265,419       38,300
IAC INTERACTIVECORP           COM NEW        44919P300     29,345,119    1,107,781
IAC INTERACTIVECORP           COM NEW        44919P300      2,262,882       85,424
IAC INTERACTIVECORP           COM NEW        44919P300        529,800       20,000
IAC INTERACTIVECORP           COM NEW        44919P300         39,947        1,508
IAC INTERACTIVECORP           COM NEW        44919P300        456,131       17,219
IBIS TECHNOLOGY CORP          COM            450909106         32,500       10,000
INFINITY PPTY & CAS CORP      COM            45665Q103        615,000       15,000
KNOT INC                      COM            499184109      4,395,300      210,000
MANNKIND CORP                 COM            56400P201      1,902,578       89,281
ONVIA INC                     COM NEW        68338T403        396,750       75,000
OPSWARE INC                   COM            68383A101             99           12
OPSWARE INC                   COM            68383A101      1,163,076      141,150
PRICELINE COM INC             COM NEW        741503403      1,278,008       42,800
PRICELINE COM INC             COM NEW        741503403        214,992        7,200


                                                          -----------------
                                                             305,958,891
                                                         ==================

           ITEM 1                         ITEM 6               ITEM 7          ITEM 8
                               ---INVESTMENT DISCRETION---             ---VOTING AUTHORITY---
                                 (a)        (b)       (C)                 (a)     (b)      (C)
       NAME OF ISSUER           SOLE      SHARED     OTHER   MANAGERS    SOLE     SHARED  OTHER

BERKSHIRE HATHAWAY INC DEL                      300              1        300
CARDICA INC                                  224141              1     224141
CBS CORP NEW                                  14165                     14165
CENTENE CORP DEL                              80380                     80380
COCA COLA CO                                2847920              1    2847920
CONVERA CORP                                 173400              1     173400
CONVERA CORP                                 500000              1     500000
CONVERA CORP                                3177846              1    3177846
CONVERA CORP                                  48000              1      48000
CONVERA CORP                                1485000              1    1485000
CONVERA CORP                                 100000                    100000
CONVERA CORP                                  30000                     30000
CONVERA CORP                                  66667                     66667
CONVERA CORP                    6312077                               6312077
ELECTRO OPTICAL SCIENCES INC                 125806              1     125806
ELECTRO OPTICAL SCIENCES INC                  58175              1      58175
EXPEDIA INC DEL                             1607781              1    1607781
EXPEDIA INC DEL                               85424              1      85424
EXPEDIA INC DEL                              135000                    135000
EXPEDIA INC DEL                   17219                                 17219
HOUSEVALUES INC                               38300                     38300
IAC INTERACTIVECORP                         1107781              1    1107781
IAC INTERACTIVECORP                           85424              1      85424
IAC INTERACTIVECORP                           20000                     20000
IAC INTERACTIVECORP                            1508                      1508
IAC INTERACTIVECORP               17219                                 17219
IBIS TECHNOLOGY CORP                          10000                     10000
INFINITY PPTY & CAS CORP                      15000                     15000
KNOT INC                                     210000                    210000
MANNKIND CORP                                 89281              1      89281
ONVIA INC                                     75000                     75000
OPSWARE INC                                      12                        12
OPSWARE INC                                  141150                    141150
PRICELINE COM INC                             42800              1      42800
PRICELINE COM INC                              7200              1       7200



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